Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Options Outstanding Number of Shares
Outstanding at beginning of period	1,466,444
Granted	135,243
Exercised	(121,210)
Forfeited	(10,347)
Outstanding at end of period	1,470,130
Exercisable at end of period	682,269
Weighted Average Exercise Price
Outstanding at beginning of period	$ 43.45
Granted	83.47
Exercised	22.75
Forfeited	41.44
Outstanding at end of period	48.86
Exercisable at end of period	36.53
Weighted Average Fair Value
Outstanding at beginning of period	13.94
Granted	24.49	$ 20.78
Exercised	8.71
Forfeited	13.42
Outstanding at end of period	15.35
Exercisable at end of period	$ 12.35
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 11 months 16 days
Exercisable at end of period	3 years 9 months 15 days